Pension and Other Postretirement Benefits - Expected Future Benefit Payments and Related Federal Subsidy Receipts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan Disclosure
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	6.9
Disclosure of Expected Gross Prescription Drug Subsidy Receipts [Abstract]
Subsidy receipts, 2015	0
Subsidy receipts, 2016	0
Subsidy receipts, 2017	0
Subsidy receipts, 2018	0
Subsidy receipts, 2019	0
Subsidy receipts 2020 - 2024	(1.1)
Candian Plans, Pension Benefits
Defined Benefit Plan Disclosure
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.00%	6.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Year 1	2.3
Year 2	2.3
Year 3	2.1
Year 4	2.0
Year 5	2.1
Year 6 and thereafter	14.2
Other benefits
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Year 1	2.1
Year 2	2.7
Year 3	3.1
Year 4	3.6
Year 5	4.0
Year 6 and thereafter	23.2